SCHEDULE OF CONCENTRATION RISK (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Kami Vision Incorporated [Member]
Concentration Risk [Line Items]
Concentration risk	83.00%	36.00%	81.00%	34.00%	52.00%	27.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Ants Technology HK Limited [Member]
Concentration Risk [Line Items]
Concentration risk			100.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Senslab Technology Co Ltd [Member]
Concentration Risk [Line Items]
Concentration risk		100.00%		100.00%	0.00%	92.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Senslab HK Limited [Member]
Concentration Risk [Line Items]
Concentration risk					100.00%	8.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Third Party Supplier [Member]
Concentration Risk [Line Items]
Concentration risk					0.00%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Kami Vision Incorporated [Member]
Concentration Risk [Line Items]
Concentration risk			84.00%		79.00%	82.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | ZK Cam Technology Limited [Member]
Concentration Risk [Line Items]
Concentration risk			16.00%		21.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Senslab Technology Co Ltd [Member]
Concentration Risk [Line Items]
Concentration risk					0.00%	73.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Senslab HK Limited [Member]
Concentration Risk [Line Items]
Concentration risk					0.00%	27.00%